Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Net loss	$ (2,606,839)	$ (4,531,543)	$ (5,315,883)	$ (2,536,051)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation Expense	11,815	5,250	7,351	5,500
Options Expense	67,439	191,305	187,273	448,404
Common Stock Issued for Services	107,430	239,913	181,163	1,357,759
Bad Debt Expense	(98,841)	616,215	615,657	10,539
Warrant Expense		21,640	21,640	56,885
Loss on Inventory Investment		1,226,426	143,891
Loss on Impairment of Goodwill			(0)	725,973
Loss on write-down of Inventory			376,348	1,218,020
Gain on sale of asset	(4,100)
Amortization of Right-of-Use Asset	132,847	97,436	131,558	97,020
Amortization of intangible assets	29,400
Changes in operating assets and liabilities:
Deferred offering costs		(78,000)
Accounts Receivable	227,508	(819,988)	(789,587)	(23,532)
Prepaid Assets and Other Current Assets	198,088	(284,499)	(103,666)	(68,796)
Inventory	(19,671)	1,162,932	825,127	(2,419,013)
Deposits for Inventory Purchases				(1,087,675)
Other Receivables	(875,250)	5,140	1,087,675
Lease Liability	(120,401)	(96,954)	(131,153)	(97,033)
Accounts Payable	267,384	18,391	220,199	(33,190)
Accrued liabilities	(178,714)	96,825
Current liabilities	105,926
Accrued Liabilities and Other Liabilities			(13,819)	120,404
Customer Deposits		(10,000)	(10,000)	10,000
Net cash used in operating activities	(2,755,979)	(2,139,511)	(2,566,226)	(2,214,786)
Investing Activities:
Purchase of Fixed Assets			(22,596)	(37,505)
Sale of fixed assets	23,000
Investment in capitalized software	(335,902)
Net cash used in Investing Activities	(312,902)		(22,596)	(37,505)
Financing Activities:
Repayments of Short-Term Promissory Notes – Related Parties		(225,000)	(225,000)
Payment of Stock Issuance Costs				(732,356)
Repayment of contingent liability	(282,857)
Distributions to non-controlling interest	(275,000)
Proceeds from sale of future revenue	825,000
Proceeds from Exercise of Stock Options		1,821	1,821	501
Proceeds from Exercise of Warrants	875	15,001	15,001	37,606
Proceeds from Issuance of Common Stock				5,994,424
Net Cash provided by (used in) financing activities	268,018	(208,178)	(208,178)	5,300,175
Net increase (decrease) in Cash	(2,800,863)	(2,347,689)	(2,797,000)	3,047,884
Cash at Beginning of the Year	3,122,578	5,919,578	5,919,578	2,871,694
Cash at End of the Year	321,715	3,571,889	3,122,578	5,919,578
Supplemental Cash Flow Information
Cash Paid for Interest	3,328	26,321	28,337	29,442
Cash Paid for Income Taxes
Non-Cash Transactions
Insurance premium financed	220,354
Note issued as SOSRx contribution	500,000
Intangible asset contribution from non-controlling interest	$ 792,500
Remeasurement of ROU Assets and Lease Liability for Nonrenewal of Lease				$ 273,319